KRAMER LEVIN NAFTALIS & FRANKEL LLP

GEORGE M. SILFEN
PARTNER
PHONE (212) 715-9522
GSILFEN@KRAMERLEVIN.COM

July 20, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:      MVC Capital, Inc. (File No. 333-184803)

To Whom it May Concern:

On behalf of MVC Capital, Inc. (the “Fund”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”), pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).  The applicable registration fee covering the securities of the Fund being registered under the 1933 Act has been separately transmitted to the Commission.

Pursuant to the Registration Statement, the Fund may offer, from time to time, in one or more offerings or series, together or separately, up to $250,000,000 of its common stock, preferred stock, debt securities or warrants representing rights to purchase shares of its common stock, preferred stock or debt securities, which are referred to, collectively, as the “securities.”  The securities may be offered at prices and on terms to be described in one or more supplements to the prospectus contained in the Registration Statement (the “Prospectus”).

Please call me at 212-715-9522 with any comments on the Registration Statement or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George M. Silfen
George M. Silfen

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